Taxes on Income (Details) - Schedule of pre-tax income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income (Details) - Schedule of pre-tax income [Line Items]
Total	$ 143,756	$ 119,837	$ 101,327
Domestic (Israel) [Member]
Taxes on Income (Details) - Schedule of pre-tax income [Line Items]
Total	106,974	88,942	80,948
Foreign [Member]
Taxes on Income (Details) - Schedule of pre-tax income [Line Items]
Total	$ 36,782	$ 30,895	$ 20,379